Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 95.8%
ARGENTINA — 2.3%
MercadoLibre, Inc.*	98,570	$106,700,054
BRAZIL — 5.8%
B3 SA - Brasil Bolsa Balcao	6,799,300	66,735,059
Banco Bradesco SA ADR	10,585,863	36,309,510
Cogna Educacao	7,327,900	6,811,311
Petroleo Brasileiro SA ADR	8,672,452	61,747,858
Vale SA ADR	9,594,045	101,504,996
		273,108,734
CANADA — 0.0%(1)
Valeura Energy, Inc.*	4,672,400	1,087,788
CHILE — 0.9%
Lundin Mining Corp.	7,413,400	41,366,499
CHINA — 37.6%
Alibaba Group Holding Ltd.*	12,313,720	452,050,450
BeiGene Ltd. ADR*	111,911	32,055,787
Brilliance China Automotive Holdings Ltd.	33,792,000	31,935,497
China Merchants Bank Co., Ltd., Class H	16,591,000	78,731,192
CNOOC Ltd.	79,692,000	76,653,996
Contemporary Amperex Technology Co., Ltd., Class A	1,561,500	48,333,358
Geely Automobile Holdings Ltd.	21,492,000	43,113,414
Haier Electronics Group Co., Ltd.	9,062,300	32,946,232
JD.com, Inc., Class A *	1,252,502	48,227,862
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,850,623	24,499,960
KE Holdings, Inc. ADR*	876,783	53,746,798
Kingdee International Software Group Co., Ltd.*	11,834,000	30,866,666
Kingsoft Cloud Holdings Ltd. ADR*	1,420,532	41,948,310
Li Ning Co., Ltd.	5,669,500	26,676,694
Meituan Dianping, Class B *	5,723,700	180,304,015
Midea Group Co., Ltd., Class A	2,569,932	27,544,093
Minth Group Ltd.	6,106,000	26,663,326
Ping An Bank Co., Ltd., Class A	16,682,646	37,326,993
Ping An Insurance Group Co. of China Ltd., Class H	15,403,500	159,901,394
Shenzhou International Group Holdings Ltd.	2,233,000	38,025,513
Tencent Holdings Ltd.	2,821,600	190,580,429
Tencent Music Entertainment Group ADR*	2,169,685	32,046,247
Zai Lab Ltd. ADR*	548,300	45,602,111
		1,759,780,337
INDIA — 11.2%
Asian Paints Ltd.	653,723	17,614,256
HDFC Life Insurance Co., Ltd.*	3,612,973	27,427,948
Housing Development Finance Corp., Ltd.	4,049,362	95,980,804
ICICI Lombard General Insurance Co., Ltd.	1,251,948	22,049,285
ICICI Prudential Life Insurance Co., Ltd.	3,295,016	18,852,829
Indraprastha Gas Ltd.	2,962,144	15,602,068
Mahindra & Mahindra Ltd.	3,195,699	26,421,098
Maruti Suzuki India Ltd.	330,347	30,284,969
Reliance Industries Ltd.	5,202,652	157,785,574
Tata Consultancy Services Ltd.	1,501,535	50,800,581
Tech Mahindra Ltd.	4,000,988	43,060,757
UltraTech Cement Ltd.	373,973	20,587,661
		526,467,830
INDONESIA — 0.7%
Bank Rakyat Indonesia Persero Tbk PT	170,045,600	34,885,593
MEXICO — 1.6%
Cemex SAB de CV, Participating Certificates ADR	7,195,901	27,344,424
Grupo Financiero Banorte SAB de CV, Class O *	6,878,700	23,764,280
Wal-Mart de Mexico SAB de CV	9,034,160	21,617,593
		72,726,297

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
PANAMA — 0.6%
Copa Holdings SA, Class A	536,583	$27,011,588
PERU — 0.4%
Credicorp Ltd.	143,401	17,780,290
POLAND — 0.5%
KGHM Polska Miedz SA*	747,736	22,882,155
RUSSIA — 6.7%
Magnit PJSC GDR Reg S	1,978,530	29,493,832
MMC Norilsk Nickel PJSC ADR	5,074,325	122,408,886
Moscow Exchange MICEX-RTS PJSC	12,482,180	23,492,672
Sberbank of Russia PJSC ADR*	12,020,489	140,332,730
		315,728,120
SOUTH AFRICA — 4.0%
Naspers Ltd., N Shares*	1,074,106	189,712,798
SOUTH KOREA — 10.2%
Doosan Bobcat, Inc.	749,531	17,301,980
LG Chem Ltd.	154,793	86,400,785
NAVER Corp.	160,033	40,667,772
Orion Corp.	233,208	26,131,321
Samsung Electronics Co., Ltd.	3,704,855	183,924,422
Samsung SDI Co., Ltd.	183,396	67,749,863
SK Hynix, Inc.	761,272	54,570,075
		476,746,218
TAIWAN — 11.2%
Eclat Textile Co., Ltd.	1,225,360	15,321,364
MediaTek, Inc.	5,342,000	113,191,487
Sea Ltd. ADR*	191,821	29,548,107
Taiwan Semiconductor Manufacturing Co., Ltd.	24,398,310	367,050,086
		525,111,044
THAILAND — 0.6%
Siam Commercial Bank PCL NVDR	13,896,100	28,615,992
TURKEY — 0.3%
Turkiye Garanti Bankasi AS*	14,252,052	13,026,430
UNITED KINGDOM — 0.2%
Premier Oil PLC*	41,999,392	8,918,896
ZAMBIA — 1.0%
First Quantum Minerals Ltd.	5,074,706	45,238,076
Total Common Stocks
(cost $3,374,112,330)		4,486,894,739
PREFERRED STOCKS — 1.9%
BRAZIL — 0.5%
Petroleo Brasileiro SA ADR 4.29%	3,141,553	22,116,533
SOUTH KOREA — 1.4%
Samsung Electronics Co., Ltd. 2.10%	1,570,976	67,616,393
Total Preferred Stocks
(cost $67,186,706)		89,732,926

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Value
TOTAL INVESTMENTS — 97.7%
(cost $3,441,299,036)	$4,576,627,665
Other assets less liabilities — 2.3%	108,464,325
NET ASSETS — 100.0%	$4,685,091,990

(1)	Amount rounds to less than 0.1%.
*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At September 30, 2020, the net value of these securities was $29,493,832 representing 0.6% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$819,966,687	$3,666,928,052	$–	$4,486,894,739
Preferred Stocks**	22,116,533	67,616,393	–	89,732,926
Total	$842,083,220	$3,734,544,445	$–	$4,576,627,665

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.